Employee Benefit Plans (Narrative) (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to defined benefit pension plans and OPEB plans			$ 0
Dominion Energy Gas Holdings, LLC
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to defined benefit pension plans and OPEB plans			0
Expected contribution to voluntary employees' beneficiary association for the remainder of 2019	$ 12,000,000		12,000,000
Voluntary Retirement Program
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges	423,000,000
Voluntary retirement program related charges net of tax	316,000,000
Increase in pension benefit obligation	484,000,000
Increase in accumulated postretirement benefit obligation	101,000,000
Net periodic benefit cost			6,000,000
Voluntary Retirement Program | Other operations and maintenance
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges	288,000,000
Voluntary Retirement Program | Other Taxes
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges	23,000,000
Voluntary Retirement Program | Other Income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges	112,000,000
Voluntary Retirement Program | Net Income From Discontinued Operations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges	32,000,000
Voluntary Retirement Program | Virginia Electric and Power Company
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges	194,000,000
Voluntary retirement program related charges net of tax	144,000,000
Voluntary Retirement Program | Virginia Electric and Power Company | Other operations and maintenance
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges	186,000,000
Voluntary Retirement Program | Virginia Electric and Power Company | Other Taxes
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges	8,000,000
Voluntary Retirement Program | Dominion Energy Gas Holdings, LLC
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges	74,000,000
Voluntary retirement program related charges net of tax	58,000,000
Increase in pension benefit obligation	32,000,000
Increase in accumulated postretirement benefit obligation	8,000,000
Net periodic benefit cost			4,000,000
Voluntary Retirement Program | Dominion Energy Gas Holdings, LLC | Other operations and maintenance
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges	39,000,000
Voluntary Retirement Program | Dominion Energy Gas Holdings, LLC | Other Taxes
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges	2,000,000
Voluntary Retirement Program | Dominion Energy Gas Holdings, LLC | Other Income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges	1,000,000
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase in fair value of plan assets	671,000,000
Net periodic benefit cost	77,000,000	$ 6,000,000	82,000,000	$ 12,000,000
Expected contribution to voluntary employees' beneficiary association for the remainder of 2019	$ 21,000,000		$ 21,000,000
Pension Benefits | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate percentage	4.07%		4.07%
Pension Benefits | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate percentage	4.10%		4.10%
Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase in fair value of plan assets	$ 146,000,000
Net periodic benefit cost	$ (21,000,000)	(21,000,000)	$ (43,000,000)	(42,000,000)
Discount rate percentage	4.10%		4.10%
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase in fair value of plan assets	$ 156,000,000
Net periodic benefit cost	20,000,000	(26,000,000)	$ 2,000,000	(51,000,000)
Expected contribution to voluntary employees' beneficiary association for the remainder of 2019	$ 12,000,000		$ 12,000,000
Other Postretirement Benefits | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate percentage	4.05%		4.05%
Other Postretirement Benefits | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate percentage	4.08%		4.08%
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase in fair value of plan assets	$ 29,000,000
Net periodic benefit cost	$ (3,000,000)	$ (3,000,000)	$ (6,000,000)	$ (7,000,000)
Discount rate percentage	4.05%		4.05%